Exhibit 1.scha

EXHIBIT 1

BIDS ATS FORM ATS-N

FORM BD SCHEDULE A

Primary Business Name: BIDS TRADING L.P. **BD Number: 141296**

BD - AMENDMENT

08/28/2025

BD - DIRECT OWNERS/EXECUTIVE OFFICERS

Are there any indirect owners of the *applicant* required to be reported on Schedule B?

◉ **Yes** ○ **No**

Ownership Codes:	**NA - less than 5%**	**B - 10% but less than 25%**	**D - 50% but less than 75%**
	A - 5% but less than 10%	**C - 25% but less than 50%**	**E - 75% or more**

Full Legal Name	DE/FE/I	Title or Status	Date Acquired	Own. Code	Control Person	PR	CRD # (or S.S.No., IRS Tax #, Emp. ID)
BERTE, STEPHEN	I	PRESIDENT	04/2022	NA	Y	N	6813438
BIDS HOLDINGS GP LLC	DE	GENERAL PARTNER	06/2006	NA	Y	N	20-5087280
BIDS HOLDINGS L.P.	DE	SOLE LIMITED PARTNER	06/2006	E	Y	N	20-5087370
BOLTON, STEPHEN ANTHONY	I	PRINCIPAL FINANCIAL OFFICER	07/2025	NA	N	N	7201776
LAZO, THEODORE RICHARD	I	CHIEF LEGAL OFFICER	01/2020	NA	N	N	7215911
SARHAN, ADEL	I	CHIEF OPERATING OFFICER	08/2025	NA	Y	N	5354052
SMITH, BRIAN	I	CHIEF COMPLIANCE OFFICER	11/2021	NA	N	N	2866603

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